Allowance For Credit Losses - Summary of Changes in Carrying Amount of Allowance for Credit Losses (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	$ 6,299
Additions charged to expense (recovery), net	(2,284)
Write-offs	(487)
Balance as of December 31, 2020	4,420
Impact of adopting ASU 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	892
Accounts Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	6,299
Additions charged to expense (recovery), net	(3,149)
Write-offs	(487)
Balance as of December 31, 2020	2,663
Net Investment in Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Additions charged to expense (recovery), net	697
Balance as of December 31, 2020	1,333
Net Investment in Finance Leases | Impact of adopting ASU 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	636
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Additions charged to expense (recovery), net	168
Balance as of December 31, 2020	424
Container Leaseback Financing Receivable | Impact of adopting ASU 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	$ 256